Other Financial Data - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2021
Other Financial Data [Line Items]
Allowance for expected credit losses	$ 5		$ 5	$ 15		$ 0
Business combination, fixed assets acquired, accumulated depreciation						$ 0
Fixed assets, net	236		$ 236	334
Contract with customer, liability, revenue recognized	44	$ 101		175	$ 155
Operating lease expiration period			2030
Finance Leased Assets Included in Computer Equipment
Other Financial Data [Line Items]
Fixed assets, net	62		$ 62	83
Interest Rate Swaps
Other Financial Data [Line Items]
Derivative asset, noncurrent	16		16
Derivative Asset, Current	1		1
Derivative liability, current	8		8	28
Derivative liability, noncurrent	1		1	19
Other Current Liabilities
Other Financial Data [Line Items]
Deferred compensation liability	83		$ 83
Cost of Services, Exclusive of Depreciation and Amortization
Other Financial Data [Line Items]
Amortization expense	$ 31	$ 33		$ 74	$ 66